RESTATEMENT AND REVISION OF FINANCIAL STATEMENTS (Details - Financical Statements) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets						$ 20,745,811	$ 13,344,780
Total stockholders' equity						731,418	(1,744,791)	$ 486,840
Net income (loss)						3,028,394	(5,429,521)
Net loss attributable to common shareholders						$ 2,248,320	(5,813,691)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 18,518,727	$ 16,053,519	$ 14,284,585	$ 16,053,519	$ 18,518,727		13,344,780	15,297,039
Current liabilities	12,102,942	11,672,952	10,745,097	11,672,952	12,102,942		10,189,585	11,439,675
Mezzanine equity	5,440,434	5,297,605	5,171,861	5,297,605	5,440,434		4,625,002	3,125,004
Total stockholders' equity	975,351	(917,038)	(1,632,373)	(917,038)	975,351		(1,469,809)	732,360
Net income (loss)	1,981,520	816,078	(15,991)	800,087	2,781,608		(5,429,521)	666,293
Preferred stock dividends	(142,829)	(125,744)	(336,811)	(462,555)	(605,384)		(307,188)	(201,782)
Net loss attributable to common shareholders	$ 1,838,691	$ 690,334	$ (352,802)	$ 337,532	$ 2,176,224		$ (5,736,709)	$ 464,511
Basic earnings per share, continued operations	$ 137	$ 56	$ (30)	$ 28	$ 167		$ (994)	$ 272
Diluted earnings per share, continued operations	$ 1	$ (21)	$ (30)	$ (16)	$ 2		$ (994)	$ 272
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0
Current liabilities	0	0	0	0	0		0	0
Mezzanine equity	299,662	291,345	283,118	291,345	299,662		274,982	245,520
Total stockholders' equity	(299,662)	(291,345)	(283,118)	(291,345)	(299,662)		(274,982)	(245,520)
Net income (loss)	0	0	0	0	0		0	0
Preferred stock dividends	(8,317)	(8,227)	(8,136)	(16,363)	(24,681)		(76,982)	(47,520)
Net loss attributable to common shareholders	$ (8,317)	$ (8,227)	$ (8,136)	$ (16,363)	$ (24,681)		$ (76,982)	$ (47,520)
Basic earnings per share, continued operations	$ (1)	$ (1)	$ (1)	$ (1)	$ (2)		$ (5)	$ (28)
Diluted earnings per share, continued operations	$ 1	$ 26	$ (1)	$ 20	$ 1		$ (5)	$ (28)
Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 18,518,727	$ 16,053,519	$ 14,284,585	$ 16,053,519	$ 18,518,727		$ 13,344,780	$ 15,297,039
Current liabilities	12,102,942	11,672,952	10,745,097	11,672,952	12,102,942		10,189,585	11,439,675
Mezzanine equity	5,740,096	5,588,950	5,454,979	5,588,950	5,740,096		4,899,984	3,370,524
Total stockholders' equity	675,689	(1,208,383)	(1,915,491)	(1,208,383)	675,689		(1,744,791)	486,840
Net income (loss)	1,981,520	816,078	(15,991)	800,087	2,781,608		(5,429,521)	666,293
Preferred stock dividends	(151,146)	(133,971)	(344,947)	(478,918)	(630,065)		(384,170)	(249,302)
Net loss attributable to common shareholders	$ 1,830,374	$ 682,107	$ (360,938)	$ 321,169	$ 2,151,543		$ (5,813,691)	$ 416,991
Basic earnings per share, continued operations	$ 136	$ 55	$ (31)	$ 27	$ 165		$ (999)	$ 244
Diluted earnings per share, continued operations	$ 2	$ 5	$ (31)	$ 4	$ 3		$ (999)	$ 244